Submission	Nov. 25, 2025
Submission [Line Items]
Central Index Key	0001892500
Registrant Name	Clearmind Medicine Inc.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A